UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07398

Invesco Pennsylvania Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

  Registrant’s telephone number, including area code:         (713) 626-1919

  Date of fiscal year end:       02/28

  Date of reporting period:     08/31/19

Item 1. Reports to Stockholders.

Semiannual Report to Shareholders	August 31, 2019
Invesco Pennsylvania Value Municipal Income Trust
NYSE: VPV

2	Letters to Shareholders
3	Trust Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Schedule of Investments
13	Financial Statements
17	Financial Highlights
18	Notes to Financial Statements
23	Approval of Investment Advisory and Sub-Advisory Contracts
25	Proxy Results
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Trust’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Trust or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Trust’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Trust electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 800 341 2929 to let the Trust know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Trust.
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our Trusts, including performance and holdings.
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
2	Invesco Pennsylvania Value Municipal Income Trust

Trust Performance

Performance summary
Cumulative total returns, February 28, 2019 to August 31, 2019
Trust at NAV	8.92%
Trust at Market Value	15.31
S&P Municipal Bond Index▼ (Broad Market Index)	5.92
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index▼ (Style-Specific Index)	7.54
Lipper Closed-End Pennsylvania Municipal Debt Funds Classification Average■ (Peer Group)	8.35
Market Price Discount to NAV as of 8/31/19	-3.44
Source(s): ▼RIMES Technologies Corp.; ■ Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
    The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
    The S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index tracks the performance of investment-grade, Pennsylvania-issued US municipals with maturities equal to or greater than five years.
    The Lipper Closed-End Pennsylvania Municipal Debt Funds Classification Average is an average of the closed-end funds that limit assets to those securities that are exempt from taxation in Pennsylvania.
    The Trust is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Trust may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program
In September 2019, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursu-
ant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.
3	Invesco Pennsylvania Value Municipal Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
■	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
■	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.
■	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium — a market price that is higher than its NAV — you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount — a market price that is lower than its NAV — you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.
4	Invesco Pennsylvania Value Municipal Income Trust

Schedule of Investments
August 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–168.21%(a)
Pennsylvania–159.83%
Allegheny (County of), PA; Series 2016 C-76, GO Bonds (b)	5.00%	11/01/2041	$10,410	$ 12,423,606
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	3,000	3,213,840
Allegheny (County of), PA Higher Education Building Authority (Duquesne University);
Series 2011 A, RB (c)(d)	5.50%	03/01/2021	1,600	1,703,632
Series 2013 A, RB	5.00%	03/01/2033	1,600	1,768,528
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,197,420
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group); Series 2018 A, Ref. RB (b)(e)	5.00%	04/01/2047	7,885	9,441,657
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(f)	2.33%	02/01/2037	2,000	1,973,240
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,415	1,615,166
Series 2019 A, Ref. RB	4.00%	07/15/2039	2,250	2,555,033
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, RB	6.37%	08/15/2035	1,215	1,257,501
Allegheny (County of), PA Industrial Development Authority (Residential Resources, Inc.); Series 2006, RB	5.13%	09/01/2031	355	355,000
Allegheny (County of), PA Sanitary Authority; Series 2015, Ref. RB (b)	5.00%	12/01/2045	7,880	9,205,022
Allentown Neighborhood Improvement Zone Development Authority (City Center);
Series 2017, RB (g)	5.00%	05/01/2022	910	973,463
Series 2018, RB (g)	5.00%	05/01/2042	2,245	2,553,867
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing);
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	576,415
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	687,378
Series 2017 C, RB	5.00%	05/15/2047	1,175	1,317,445
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	3,758,580
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS -BAM)(h)	5.00%	11/15/2030	1,575	1,754,030
Series 2014, Ref. RB (INS -BAM)(h)	5.00%	11/15/2031	1,575	1,752,818
Bethlehem Area School District; Series 2010, GO Bonds (c)(d)	5.25%	01/15/2020	3,000	3,045,480
Bucks (County of), PA Industrial Development Authority (Grand View Hospital); Series 2008 A, VRD RB (LOC - TD Bank N.A.)(i)(j)	1.25%	07/01/2034	3,240	3,240,000
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	1,115,103
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/2041	3,600	3,859,740
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB (c)(d)	6.25%	11/15/2021	1,670	1,855,788
Series 2012 B, RB	5.00%	11/15/2036	1,000	1,089,240
Series 2016 A, Ref. RB	5.00%	11/15/2046	900	1,036,809
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,322,887
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,774,960
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,623,656
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,185,960
Coatesville School District; Series 2010, GO Bonds (INS -AGM)(h)	5.00%	08/15/2030	2,650	2,722,769
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Commonwealth Financing Authority;
Series 2010 B, RB (c)	5.00%	06/01/2023	$ 1,775	$ 1,822,748
Series 2018, RB (b)(e)	5.00%	06/01/2031	3,500	4,381,965
Series 2018, RB (b)(e)	5.00%	06/01/2032	2,000	2,495,760
Series 2018, RB (b)(e)	5.00%	06/01/2033	2,000	2,489,940
Series 2018, RB (b)(e)	5.00%	06/01/2035	3,045	3,754,485
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.00%	01/01/2030	1,600	1,621,184
Series 2010, RB	6.00%	01/01/2040	2,885	2,918,264
Cumberland (County of), PA Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB (c)(d)	5.00%	11/01/2019	1,850	1,861,322
Cumberland (County of), PA Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB	5.00%	01/01/2038	4,730	5,252,618
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2035	1,145	1,366,832
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	923,113
Delaware (County of), PA Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	1,575	1,611,068
Delaware River Port Authority;
Series 2010 D, RB (c)(d)	5.00%	01/01/2020	2,000	2,025,460
Series 2013, RB	5.00%	01/01/2031	1,000	1,157,690
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	2,175	2,420,623
Series 2012, Ref. RB	5.00%	01/01/2027	1,290	1,432,016
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	3,500	4,982,740
Doylestown (City of), PA Hospital Authority; Series 2013 A, RB (INS -AGM)(h)	5.00%	07/01/2024	3,025	3,389,361
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	2,350	2,785,596
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing);
Series 2013, RB	5.00%	07/01/2035	750	812,115
Series 2013, RB	5.00%	07/01/2045	2,020	2,164,753
Series 2014, RB	5.00%	07/01/2039	750	820,650
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	935,644
Series 2016, Ref. RB	5.00%	12/01/2039	2,780	3,230,360
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB (c)(d)	5.38%	07/01/2020	2,980	3,084,032
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2048	515	569,466
Series 2018, Ref. RB	5.00%	12/01/2053	3,380	3,727,396
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	3,930	4,243,928
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, RB	5.13%	06/01/2041	1,500	1,589,655
Series 2017 A-1, Ref. RB (b)	5.00%	02/15/2045	7,810	9,271,954
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	2,750	3,396,553
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	1,545	1,801,686
Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	771,197
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,659,855
Lancaster (County of), PA Hospital Authority (Lancaster General Hospital); Series 2012, RB (c)(d)	5.00%	01/01/2022	2,000	2,178,060
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	4,118,668
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	790	900,379
Lancaster (County of), PA Solid Waste Management Authority; Series 2013 A, RB	5.25%	12/15/2030	1,000	1,138,820
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	$ 2,675	$ 2,748,937
Lycoming (County of), PA Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	4,250	4,493,185
Montgomery (County of), PA Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB (c)(d)	5.00%	06/01/2022	3,600	3,977,064
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	1,460	1,655,173
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	4,915	5,451,865
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2048	980	1,185,026
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB	5.00%	11/15/2027	2,400	2,619,408
Series 2012, Ref. RB	5.00%	11/15/2028	500	545,060
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2045	3,150	3,571,438
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	1,270	1,439,786
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB (c)(d)	6.62%	12/01/2021	3,905	4,379,497
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2044	1,000	1,166,020
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB (b)	5.00%	11/01/2047	5,865	7,117,295
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,385,186
Series 2018 A, Ref. RB	4.00%	08/15/2048	2,355	2,556,164
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	740	784,104
Series 2012, RB	5.00%	07/01/2036	1,000	1,054,300
Northeastern Pennsylvania (State of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	3,833,600
Pennsylvania (Commonwealth of);
First Series 2013, GO Bonds (b)(c)	5.00%	04/01/2023	15,000	17,090,550
Series 2018 A, Ref. COP	4.00%	07/01/2046	1,960	2,193,808
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	2,160	2,611,202
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2017, RB (b)	5.00%	08/15/2046	7,800	9,492,600
Pennsylvania (Commonwealth of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. RB (b)	5.00%	06/15/2021	12,135	12,168,857
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 B, RB (b)	5.00%	12/01/2041	11,000	11,724,680
Series 2017 A, RB (b)(e)	5.50%	12/01/2042	10,000	12,232,700
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, RB	5.00%	03/01/2034	1,750	1,883,210
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB (k)	5.00%	11/01/2041	3,830	4,170,334
Pennsylvania (State of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. RB (k)	5.00%	12/01/2034	2,000	2,087,220
Pennsylvania (State of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	3,280	3,857,280
Pennsylvania (State of) Economic Development Financing Authority (Covanta Holding Corp.); Series 2019 A, RB (g)(k)	3.25%	08/01/2039	2,600	2,612,870
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB (k)	5.50%	11/01/2044	2,365	2,541,287
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB (k)	5.00%	12/31/2034	4,400	5,231,327
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, RB	6.25%	01/01/2032	$ 2,000	$ 2,026,240
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2027	1,650	1,729,365
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2016, Ref. RB	5.00%	05/01/2035	3,590	4,238,928
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB (c)(d)	6.00%	07/01/2020	1,000	1,040,450
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	3,571,556
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services);
Series 2012, RB (c)(d)	5.00%	10/01/2022	2,150	2,404,904
Series 2012, RB (c)(d)	5.00%	10/01/2022	1,000	1,118,560
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2040	5,000	5,170,650
Pennsylvania (State of) Higher Educational Facilities Authority (State System Higher Education); Series 2010 AL, RB	5.00%	06/15/2021	1,450	1,493,689
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	2,430	2,610,452
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2010, RB (c)(d)	5.00%	03/01/2020	1,000	1,019,270
Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,663,113
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2017 A, RB	5.00%	08/15/2042	3,925	4,752,154
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, RB	5.00%	07/01/2042	2,320	2,368,836
Pennsylvania (State of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2038	2,000	2,436,040
Second Series 2017, Ref. RB	5.00%	12/01/2041	700	845,838
Series 2009 C, RB (INS -AGM)(h)(l)	6.25%	06/01/2033	5,840	7,534,418
Series 2009 E, RB (l)	6.37%	12/01/2038	720	953,438
Series 2010 A-1, RB (c)(d)	5.00%	12/01/2019	1,000	1,009,460
Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,764,345
Series 2018 A-2, RB	5.00%	12/01/2043	1,965	2,427,345
Series 2018 B, RB	5.25%	12/01/2048	2,370	2,934,795
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,255,310
Subseries 2010 A-2, RB (c)(d)(l)	5.50%	12/01/2020	370	390,206
Subseries 2010 A-2, Ref. RB (c)(d)(l)	5.50%	12/01/2020	1,695	1,787,564
Subseries 2010 B-2, RB (c)(d)(l)	5.00%	12/01/2020	695	728,680
Subseries 2010 B-2, RB (c)(d)(l)	5.00%	12/01/2020	375	393,173
Subseries 2010 B-2, RB (c)(d)(l)	5.13%	12/01/2020	1,500	1,574,985
Subseries 2010 B-2, Ref. RB (c)(d)(l)	5.00%	12/01/2020	805	844,010
Subseries 2017 B-1, RB	5.25%	06/01/2047	3,000	3,570,960
Pennsylvania State University; Series 2016 A, RB	5.00%	09/01/2041	3,245	3,937,710
Philadelphia (City of), PA;
Ninth Series 2010, RB (c)(d)	5.00%	08/01/2020	1,500	1,553,265
Ninth Series 2010, RB (c)(d)	5.25%	08/01/2020	1,400	1,452,220
Ninth Series 2010, RB	5.25%	08/01/2040	2,210	2,288,787
Series 2010 C, RB (c)(d)	5.00%	08/01/2020	2,135	2,211,817
Series 2010 C, RB (c)(d)	5.00%	08/01/2020	615	636,839
Series 2011, GO Bonds (c)(d)	6.00%	08/01/2020	2,000	2,089,060
Series 2014 A, Ref. GO Bonds	5.25%	07/15/2034	1,000	1,143,870
Series 2017 A, RB (b)(e)	5.25%	10/01/2052	7,405	9,056,389
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	2,550	3,116,253
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Series 2017 B, Ref. RB (k)	5.00%	07/01/2047	$ 3,000	$ 3,560,760
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	3,120	3,765,528
Series 2019 A, Ref. GO Bonds	5.00%	08/01/2031	100	134,870
Series 2019 B, GO Bonds	5.00%	02/01/2039	1,000	1,261,270
Twelfth Series 1990 B, RB (c)	7.00%	05/15/2020	430	447,376
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB (b)	5.00%	07/01/2042	6,000	6,936,480
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,525	1,704,660
Series 2017, Ref. RB	5.00%	07/01/2049	3,500	3,889,375
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/2041	2,000	2,118,080
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB (c)(d)	5.00%	05/15/2020	4,995	5,129,515
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2032	1,980	2,299,136
Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,154,790
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.12%	03/15/2043	1,915	1,915,000
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.87%	04/01/2032	1,140	1,176,548
Series 2012, RB	6.25%	04/01/2037	500	517,465
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	3,125	3,662,437
Philadelphia (City of), PA Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.37%	11/15/2040	1,000	1,029,200
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,519,088
Philadelphia (City of), PA Industrial Development Authority (MaST Charter School); Series 2010, RB (c)(d)	6.00%	08/01/2020	1,660	1,731,596
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,660,335
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB (c)(d)	6.62%	12/15/2022	1,250	1,465,700
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (g)	6.50%	06/15/2033	3,055	3,133,361
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB (g)	5.00%	03/15/2045	1,960	2,106,314
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS -AMBAC)(h)	5.25%	02/15/2029	1,645	1,650,330
Philadelphia (State of) Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	3,160	3,758,662
Philadelphia (State of) Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	2,258,191
Philadelphia School District;
Series 2007 A, Ref. GO Bonds (INS -NATL)(h)	5.00%	06/01/2025	1,965	2,343,675
Series 2008 E, GO Bonds (INS -BHAC)(h)	5.13%	09/01/2023	420	420,000
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority; Series 2010, Ref. RB (INS -AGM)(h)	5.00%	02/01/2035	1,000	1,031,640
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS -AGM)(h)	5.00%	02/01/2031	3,235	3,340,040
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	1,250	1,425,150
Series 2019 A, RB (INS -AGM)(h)	5.00%	09/01/2044	1,550	1,944,150
Southeastern Pennsylvania Transportation Authority; Series 2011, RB (c)(d)	5.00%	06/01/2021	2,480	2,648,144
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
State Public School Building Authority (Harrisburg School District); Series 2016 A, Ref. RB (INS -AGM)(h)	5.00%	12/01/2030	$ 3,745	$ 4,550,175
State Public School Building Authority (Philadelphia School District); Series 2012, RB	5.00%	04/01/2032	1,500	1,620,570
Susquehanna Area Regional Airport Authority; Series 2012 A, RB (k)	5.00%	01/01/2027	4,415	4,857,295
Union (County of), PA Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. RB (c)(d)	7.00%	08/01/2021	3,000	3,329,670
University of Pittsburgh — of the Commonwealth System of Higher Education (University Capital);
Series 2000 B, Ref. RB (b)(c)(d)	5.25%	09/15/2019	10,000	10,012,900
Series 2005 A, RB (b)(c)(e)	5.25%	09/15/2019	10,000	10,012,900
Washington (County of), PA Industrial Development Authority (Washington Jefferson College);
Series 2010, RB (c)(d)	5.00%	05/01/2020	1,700	1,744,370
Series 2010, RB (c)(d)	5.25%	05/01/2020	1,500	1,541,610
Washington (County of), PA Redevelopment Authority;
Series 2018, Ref. RB	5.00%	07/01/2028	750	806,198
Series 2018, Ref. RB	5.00%	07/01/2035	1,000	1,071,620
West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	2,670	2,955,129
West Shore Area Authority (Massiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,629,090
Westmoreland (County of), PA Municipal Authority;
Series 2013, RB (c)(d)	5.00%	08/15/2023	2,000	2,302,980
Series 2013, RB (c)(d)	5.00%	08/15/2023	2,250	2,590,853
Wilkes-Barre (City of), PA Finance Authority (University of Scranton); Series 2010, RB (c)(d)	5.00%	11/01/2020	2,650	2,768,270
				543,002,462
Guam–4.89%
Guam (Territory of); Series 2011 A, RB	5.25%	01/01/2036	1,700	1,803,547
Guam (Territory of) (Section 30);
Series 2009 A, RB (c)(d)	5.62%	12/01/2019	1,250	1,263,950
Series 2009 A, RB (c)(d)	5.75%	12/01/2019	1,065	1,077,216
Series 2016 A, Ref. RB	5.00%	12/01/2046	1,250	1,409,850
Guam (Territory of) International Airport Authority;
Series 2013 C, RB (INS -AGM)(h)(k)	6.00%	10/01/2034	1,550	1,829,744
Series 2013 C, RB (k)	6.25%	10/01/2034	1,500	1,753,695
Guam (Territory of) Power Authority;
Series 2010 A, RB (c)(d)	5.50%	10/01/2020	1,285	1,345,523
Series 2012 A, Ref. RB	5.00%	10/01/2034	1,700	1,830,492
Guam (Territory of) Waterworks Authority;
Series 2010, RB (c)(d)	5.63%	07/01/2020	3,000	3,112,920
Series 2014 A, Ref. RB	5.00%	07/01/2029	1,055	1,191,369
				16,618,306
Virgin Islands–1.86%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	970	926,350
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (g)	5.00%	09/01/2030	2,230	2,511,984
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.62%	10/01/2029	2,040	2,045,263
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025	810	807,975
				6,291,572
Puerto Rico–1.63%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043	1,115	1,134,066
Series 2005 A, RB (m)	0.00%	05/15/2050	15,000	2,109,150
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS -NATL)(h)	5.25%	07/01/2030	640	694,426
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. RB (INS -AGC)(h)	5.25%	07/01/2034	$ 450	$ 503,905
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (m)	0.00%	07/01/2029	715	525,947
Series 2018 A-1, RB (m)	0.00%	07/01/2031	850	576,249
				5,543,743
TOTAL INVESTMENTS IN SECURITIES(n)–168.21% (Cost $533,331,057)				571,456,083
FLOATING RATE NOTE OBLIGATIONS–(29.33)%
Notes with interest and fee rates ranging from 1.84% to 1.94% at 08/31/2019 and contractual maturities of collateral ranging from 06/15/2021 to 10/01/2052 (See Note 1J)(o)				(99,640,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.50)%				(137,577,843)
OTHER ASSETS LESS LIABILITIES–1.62%				5,499,504
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$ 339,737,744
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $31,395,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $13,891,859, which represented 4.09% of the Trust’s Net Assets.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Security subject to the alternative minimum tax.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Zero coupon bond issued at a discount.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2019. At August 31, 2019, the Trust’s investments with a value of $159,309,740 are held by TOB Trusts and serve as collateral for the $99,640,000 in the floating rate note obligations outstanding at that date.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Pennsylvania Value Municipal Income Trust

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2019
Revenue Bonds	78.5%
Pre-Refunded Bonds	12.9
General Obligation Bonds	7.8
Other	0.8
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Pennsylvania Value Municipal Income Trust

Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $533,331,057)	$ 571,456,083
Receivable for:
Interest	5,956,879
Investment for trustee deferred compensation and retirement plans	14,471
Other assets	66,770
Total assets	577,494,203
Liabilities:
Floating rate note obligations	99,640,000
Variable rate muni term preferred shares ($0.01 par value, 1,376 shares issued with liquidation preference of $100,000 per share)	137,577,843
Payable for:
Dividends	56,898
Amount due custodian	37,720
Accrued fees to affiliates	4,116
Accrued interest expense	269,583
Accrued trustees’ and officers’ fees and benefits	3,040
Accrued other operating expenses	152,788
Trustee deferred compensation and retirement plans	14,471
Total liabilities	237,756,459
Net assets applicable to common shares	$339,737,744
Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$ 319,290,681
Distributable earnings	20,447,063
$339,737,744
Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	23,829,544
Net asset value per common share	$ 14.26
Market value per common share	$ 13.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Pennsylvania Value Municipal Income Trust

Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$11,577,023
Expenses:
Advisory fees	1,560,806
Administrative services fees	23,203
Custodian fees	4,181
Interest, facilities and maintenance fees	2,863,663
Transfer agent fees	48,863
Trustees’ and officers’ fees and benefits	13,873
Registration and filing fees	10,833
Reports to shareholders	18,324
Professional services fees	78,372
Other	13,894
Total expenses	4,636,012
Net investment income	6,941,011
Realized and unrealized gain from:
Net realized gain from Investment securities	271,369
Change in net unrealized appreciation of Investment securities	20,278,553
Net realized and unrealized gain	20,549,922
Net increase in net assets resulting from operations applicable to common shares	$27,490,933
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Pennsylvania Value Municipal Income Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 6,941,011	$ 14,571,637
Net realized gain (loss)	271,369	(1,330,439)
Change in net unrealized appreciation (depreciation)	20,278,553	(2,001,321)
Net increase in net assets resulting from operations applicable to common shares	27,490,933	11,239,877
Distributions to common shareholders from distributable earnings	(7,863,750)	(16,585,370)
Net increase (decrease) in net assets applicable to common shares	19,627,183	(5,345,493)
Net assets applicable to common shares:
Beginning of period	320,110,561	325,456,054
End of period	$339,737,744	$320,110,561
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Pennsylvania Value Municipal Income Trust

Statement of Cash Flows
For the six months ended August 31, 2019
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$ 27,490,933
Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(35,040,244)
Proceeds from sales of investments	24,740,000
Proceeds from sales of short-term investments, net	8,116,000
Amortization of premium on investment securities	1,602,953
Accretion of discount on investment securities	(108,138)
Decrease in receivables and other assets	77,313
Increase in accrued expenses and other payables	47,056
Net realized gain from investment securities	(271,369)
Net change in unrealized appreciation on investment securities	(20,278,553)
Net cash provided by operating activities	6,375,951
Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(7,868,036)
Increase in payable for amount due custodian	37,720
Proceeds of TOB Trusts	1,440,000
Net cash provided by (used in) financing activities	(6,390,316)
Net decrease in cash and cash equivalents	(14,365)
Cash and cash equivalents at beginning of period	14,365
Cash and cash equivalents at end of period	$ —
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$ 2,869,959
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Pennsylvania Value Municipal Income Trust

Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.
	Six Months Ended August 31, 2019	Years Ended February 28,			Year Ended February 29, 2016	Year Ended February 28, 2015
		2019	2018	2017
Net asset value per common share, beginning of period	$ 13.43	$ 13.66	$ 13.83	$ 14.51	$ 14.61	$ 13.83
Net investment income(a)	0.29	0.61	0.75	0.69	0.81	0.78
Net gains (losses) on securities (both realized and unrealized)	0.87	(0.14)	(0.29)	(0.67)	(0.13)	0.88
Total from investment operations	1.16	0.47	0.46	0.02	0.68	1.66
Less: Dividends paid to common shareholders from net investment income	(0.33)	(0.70)	(0.63)	(0.70)	(0.78)	(0.88)
Net asset value per common share, end of period	$ 14.26	$ 13.43	$ 13.66	$ 13.83	$ 14.51	$ 14.61
Market value per common share, end of period	$ 13.77	$ 12.25	$ 11.81	$ 12.29	$ 13.10	$ 13.32
Total return at net asset value(b)	8.92%	4.21%	3.99%	0.46%	5.64%	12.73%
Total return at market value(c)	15.31%	9.94%	1.18%	(1.12)%	4.61%	9.33%
Net assets applicable to common shares, end of period (000’s omitted)	$339,738	$320,111	$325,456	$ 329,675	$345,878	$348,127
Portfolio turnover rate(d)	4%	9%	11%	17%	8%	12%
Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.80% (e)	2.73%	2.37%	1.81%	1.50%	1.61%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.07% (e)	1.06%	1.04%	0.95%	0.97%	1.00%
Without fee waivers and/or expense reimbursements	2.80% (e)	2.73%	2.37%	1.81%	1.50%	1.61%
Ratio of net investment income to average net assets	4.19% (e)	4.54%	5.39%	4.82%	5.61%	5.42%
Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$ 137,600	$ 137,600	$ 137,600	$130,100	$130,100	$130,100
Asset coverage per preferred share(f)	$ 346,902	$ 332,638	$ 336,523	$353,401	$365,855	$ 367,584
Liquidating preference per preferred share	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $329,360.
(f)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Pennsylvania Value Municipal Income Trust

Notes to Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Pennsylvania Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its net assets in Pennsylvania municipal securities rated investment grade at the time of investment.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
18	Invesco Pennsylvania Value Municipal Income Trust

F.	Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares ("VMTP Shares"), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded
19	Invesco Pennsylvania Value Municipal Income Trust

role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
K.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2019, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Trust.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those
20	Invesco Pennsylvania Value Municipal Income Trust

securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2019, the Trust engaged in securities purchases of $23,695,173 and securities sales of $26,979,738, which did not result in any net realized gains (losses).
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and "Trustees’ and Officers’ Fees and Benefits" includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6—Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Trust may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2019 were $97,615,714 and 2.20%, respectively.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2019, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$5,048,379	$13,133,165	$18,181,544

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2019 was $34,632,649 and $24,740,000, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$38,924,346
Aggregate unrealized (depreciation) of investments	(685,340)
Net unrealized appreciation of investments	$38,239,006
Cost of investments for tax purposes is $533,217,077.
21	Invesco Pennsylvania Value Municipal Income Trust

NOTE 9—Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:
	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Beginning shares	23,829,544	23,829,544
Shares issued through dividend reinvestment	—	—
Ending shares	23,829,544	23,829,544
The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10—Variable Rate Muni Term Preferred Shares
On May 10, 2012, the Trust issued 1,301 Series 2015/6-VPV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 10, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On June 1, 2017, the Trust issued an additional 75 Series 2015/6-VPV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. The Trust extended the term of the VMTP Shares and was required to redeem all outstanding VMTP Shares on December 1, 2019, unless earlier redeemed, repurchased or extended. On June 1, 2019, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2021, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.
The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the "SIFMA" Index). As of August 31, 2019, the dividend rate is equal to the SIFMA Index plus a spread of 0.95%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2019 were $137,600,000 and 2.54%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the "spread" on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.
NOTE 11—Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2019:
Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2019	$0.0483	September 18, 2019	September 30, 2019
October 1, 2019	$0.0483	October 16, 2019	October 31, 2019
22	Invesco Pennsylvania Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Invesco Pennsylvania Value Municipal Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe consisting of the Fund and all leveraged closed-end Pennsylvania municipal debt funds, regardless of asset size. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one year period, the second quintile of its performance universe for the three year period and the third quintile of its performance universe for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board also noted that the performance of the Fund was below the median of funds in its performance universe for the one year period, above the median for the three year period and reasonably comparable to the median for the five year period. The Board noted that overweight exposure to and security selection in certain sectors and securities detracted from the Fund’s performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

23                         Invesco Pennsylvania Value Municipal Income Trust

The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that there were only four funds (including the Fund) in the expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were each ranked third out of four funds (including the Fund) in its expense group and discussed with management reasons for such relative actual management fees and total expenses.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

24                         Invesco Pennsylvania Value Municipal Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Pennsylvania Value Municipal Income Trust (the “Fund”) was held on August 9, 2019. The Meeting was held for the following purposes:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2).	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Cynthia Hostetler	19,766,059.85	499,359.17
	Eli Jones	19,753,247.56	512,171.46
	Ann Barnett Stern	19,741,223.85	524,195.17
	Raymond Stickel, Jr.	19,518,316.59	747,102.43
(2).	Prema Mathai-Davis	1,376.00	0.00

25                         Invesco Pennsylvania Value Municipal Income Trust

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
SEC file number: 811-07398	VK-CE-PAVMI-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the reporting period, PricewaterhouseCoopers LLC (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Manager and a PwC Senior Associate each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, (or with respect to the PwC Senior Associate was not aware until after the investments were confirmed as SEC exceptions), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates (or with respect to the PwC Senior Associate, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Senior Associate), and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Pennsylvania Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 7, 2019